Received SEC

MAR 25 2010

Washington, DC 20549

NYSE Regulation

10010269

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

CERT NYS
001-34673

March 25, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 19, 2010 the NYSE Amex LLC (the "Exchange") received from CorMedix Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of two shares of Common Stock and a Warrant

Common Stock, $0.001 par value per share

Warrants included in the Units

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Assistant Director, Corporate Compliance